Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AllianceBernstein Pooling Portfolios
Prospectus Date	rr_ProspectusDate	Dec. 31, 2011
AllianceBernstein High-Yield Portfolio | AllianceBernstein High-Yield Portfolio
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses:	rr_OtherExpensesOverAssets	0.07%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.07%
After 1 Year	rr_ExpenseExampleYear01	7
After 3 Years	rr_ExpenseExampleYear03	23
After 5 Years	rr_ExpenseExampleYear05	40
After 10 Years	rr_ExpenseExampleYear10	90
Annual Return 2001	rr_AnnualReturn2001
Annual Return 2002	rr_AnnualReturn2002
Annual Return 2003	rr_AnnualReturn2003
Annual Return 2004	rr_AnnualReturn2004
Annual Return 2005	rr_AnnualReturn2005
Annual Return 2006	rr_AnnualReturn2006	9.89%
Annual Return 2007	rr_AnnualReturn2007	2.09%
Annual Return 2008	rr_AnnualReturn2008	(25.42%)
Annual Return 2009	rr_AnnualReturn2009	60.18%
Annual Return 2010	rr_AnnualReturn2010	16.48%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.01%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.87%)
1 Year	rr_AverageAnnualReturnYear01	16.48%
5 Years	rr_AverageAnnualReturnYear05	9.32%
Since Inception	rr_AverageAnnualReturnSinceInception	9.05%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 20, 2005
AllianceBernstein High-Yield Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AllianceBernstein High-Yield Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks primarily to achieve high total return by maximizing current income and, to the extent consistent with that objective, capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 55% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. They assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests, under normal circumstances, at least 80% of its net assets in high-yield debt securities. The Portfolio invests in a diversified mix of high-yield, below investment-grade debt securities, known as "junk bonds". These securities involve greater volatility of price and risk of principal and income than higher quality debt securities. The Portfolio is managed to maximize current income by taking advantage of market developments, yield disparities, and variations in the creditworthiness of issuers. The Portfolio uses various strategies in attempting to achieve its objective. The Portfolio may invest in debt securities with a range of maturities from short- to long-term.

The Portfolio may invest in U.S. Dollar-denominated and non-U.S. Dollar-denominated foreign fixed-income securities. The Portfolio also may invest in mortgage-related and other asset-backed securities, loan participations, inflation-protected securities, structured securities and preferred stocks. The Portfolio may use leverage for investment purposes by entering into transactions such as reverse repurchase agreements and dollar rolls.

The Portfolio may invest in variable, floating, and inverse floating rate investments. The Portfolio may also invest in zero-coupon and interest-only or principal-only securities.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

o Market Risk: The value of the Portfolio's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

o Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

o Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in  fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

o Below Investment Grade Securities Risk: Investments in fixed-income securities with lower ratings (commonly known as "junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative performance of the junk bond market generally and less secondary market liquidity.

o Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Portfolio's assets can decline as can the value of the Portfolio's distributions. This risk is significantly greater for fixed-income securities with longer maturities.

o Foreign (Non-U.S.) Risk: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

o Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Portfolio's investments or reduce its returns.

o Leverage Risk: When the Portfolio borrows money or otherwise leverages its portfolio, the value of an investment in the Portfolio will be more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio's investments. The Portfolio may create leverage through the use of reverse repurchase agreements, forward contracts or dollar rolls, or by borrowing money.

o Derivatives Risk: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and may be subject to counterparty risk to a greater degree than more traditional investments.

o Management Risk: The Portfolio is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

o how the Portfolio's performance changed from year to year over the life of the Portfolio; and

o how the Portfolio's average annual returns for one and five years and over the life of the Portfolio compare to those of a broad-based securities market index.

The Portfolio's past performance, of course, does not necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

o how the Portfolio's performance changed from year to year over the life of the Portfolio; and

o how the Portfolio's average annual returns for one and five years and over the life of the Portfolio compare to those of a broad-based securities market index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The annual returns in the bar chart are for the Portfolio's shares and do not reflect sales loads or advisory fees because the Portfolio has none. Through September 30, 2011, the year-to-date unannualized return for the Portfolio's shares was -2.01%.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Portfolio's shares and do not reflect sales loads or advisory fees because the Portfolio has none.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Portfolio's: Best quarter was up 22.40%, 2nd quarter, 2009; and Worst quarter was down -14.87%, 4th quarter, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE Average Annual Total Returns (For the period ended December 31, 2010)
AllianceBernstein High-Yield Portfolio | Barclays Capital U.S High Yield - 2% Issuer Cap Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.94%
5 Years	rr_AverageAnnualReturnYear05	8.91%
Since Inception	rr_AverageAnnualReturnSinceInception	8.93%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 20, 2005

[1]	Inception date is 5/20/05.